UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               JAMES G. WHETZEL
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  JUNE 30, 2013

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1st QUARTER REPORT - PERIOD ENDED JUNE 30, 2013


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA CALIFORNIA MONEY MARKET FUND
JUNE 30, 2013

                                                                      (Form N-Q)

48501-0813                                   (C)2013, USAA. All rights reserved.

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PORTFOLIO OF INVESTMENTS

June 30, 2013 (unaudited)

CATEGORIES AND DEFINITIONS

VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

ADJUSTABLE-RATE NOTES - similar to VRDNs in the fact that the interest rate is adjusted periodically to reflect current market conditions. These interest rates are adjusted at a given time, such as monthly or quarterly. However, these securities do not offer the right to sell the security at face value prior to maturity.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the values of the securities.

The USAA California Money Market Fund's (the Fund) investments consist of securities meeting the requirements to qualify at the time of purchase as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for short-term securities or, if not rated, of comparable quality at the time of purchase. USAA Asset Management Company (the Manager) also attempts to minimize credit risk in the Fund through rigorous internal credit research.

(INS)     Principal and interest payments are insured by one of the following:
          Berkshire Hathaway Assurance Corp., or National Indemnity Co. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

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1  | USAA California Money Market Fund

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(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Bank of America, N.A., Citibank, N.A., Deutsche Bank A.G., Deutsche Postbank, JPMorgan Chase Bank, N.A., Rabobank Nederland N.V., or Wells Fargo & Co.

(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

(NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from California State Teacher Retirement System.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ABAG      Association of Bay Area Governments
IDA       Industrial Development Authority/Agency
SPEAR     Short Puttable Exempt Adjustable Receipts

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                                                   Portfolio of Investments |  2

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PORTFOLIO OF INVESTMENTS

USAA CALIFORNIA MONEY MARKET FUND
June 30, 2013 (unaudited)

PRINCIPAL
AMOUNT                                                       COUPON            FINAL         VALUE
(000)        SECURITY                                          RATE         MATURITY         (000)
--------------------------------------------------------------------------------------------------
             VARIABLE-RATE DEMAND NOTES (90.1%)

             CALIFORNIA (90.1%)
$    9,870   ABAG Finance Auth. for Nonprofit Corps. (LOC -
               KBC Bank N.V.)                                  0.39%       5/15/2035    $    9,870
     2,900   Alameda County IDA (LOC - Comerica Bank, N.A.)    0.08       12/01/2040         2,900
     3,700   Alameda County IDA (LOC - Bank of the West)       0.25       12/01/2040         3,700
     1,379   Anaheim Housing Auth. (LOC - Union Bank of
               California, N.A.)                               1.95       12/01/2015         1,379
       895   Apple Valley (LOC - Union Bank of California,
               N.A.)                                           0.09        9/01/2015           895
     1,368   Culver City Redevelopment Agency (LOC -
               Union Bank of California, N.A.)                 1.95       12/01/2015         1,368
     7,970   Educational Facilities Auth. (LIQ) (a)            0.08        5/01/2017         7,970
     7,565   Educational Facilities Auth. (LOC - Sovereign
               Bank)                                           0.88       11/01/2042         7,565
    10,000   Enterprise Dev. Auth. (LOC - Federal Home
               Loan Bank of San Francisco) (a)                 0.07       12/01/2042        10,000
     1,035   Golden State Tobacco Securitization Corp.
               (LIQ)(LOC - Deutsche Bank A.G.) (a)             0.14        6/01/2027         1,035
    12,255   Golden State Tobacco Securitization Corp.
               (INS)(LIQ) (a)                                  0.16       12/01/2037        12,255
     3,460   Hanford (LOC - Union Bank of California, N.A.)    0.09        4/01/2023         3,460
    13,900   Infrastructure and Economic Dev. Bank (LOC -
               Bank of America, N.A.)                          0.07        7/01/2034        13,900
     5,000   Infrastructure and Economic Dev. Bank (LOC -
               Federal Home Loan Bank of San Francisco) (a)    0.06       12/01/2040         5,000
     4,567   Irvine (LOC - KBC Bank N.V.)                      0.20        9/02/2032         4,567
     8,637   Irvine (LOC - KBC Bank N.V.)                      0.20        9/02/2050         8,637
     6,255   Loma Linda (LOC - Union Bank of California, N.A.) 0.10        6/01/2025         6,255
     3,500   Long Beach Health Facility                        0.06       10/01/2016         3,500
     7,000   Los Angeles (LOC - U.S. Bank, N.A.)               0.08        8/01/2035         7,000
    12,665   Los Angeles Municipal Improvement Corp.
               (INS)(LIQ) (a)                                  0.08        1/01/2015        12,665
    14,800   Montebello Public Financing Auth. (LOC - Union
               Bank of California, N.A.)                       0.10       12/01/2034        14,800
     2,230   Novato (LOC - Bank of the West)                   0.25       10/01/2032         2,230
     9,070   Pasadena (LOC - Bank of America, N.A.)            0.08        2/01/2035         9,070
    10,000   Pollution Control Financing Auth. (LOC -
               JPMorgan Chase Bank, N.A.)                      0.04       11/01/2026        10,000
     2,580   Pollution Control Financing Auth. (LOC -
               Comerica Bank, N.A.)                            0.08       12/01/2030         2,580
    10,000   Pollution Control Financing Auth.                 0.04        3/01/2041        10,000
     5,515   Sacramento City Financing Auth. (LIQ)(LOC -
               Deutsche Bank A.G.) (a)                         0.14       12/01/2033         5,515
     4,515   San Diego County (LOC - Comerica Bank, N.A.)      0.07        1/01/2023         4,515
    14,710   SPEAR (LIQ)(LOC - Deutsche Bank A.G.) (a)         0.16        8/01/2031        14,710
     7,703   SPEAR (LIQ)(LOC - Deutsche Bank A.G.) (a)         0.16        8/01/2041         7,703
     7,670   State (INS)(LIQ) (a)                              0.08        3/01/2014         7,670

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3  | USAA California Money Market Fund

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PRINCIPAL
AMOUNT                                                       COUPON            FINAL         VALUE
(000)        SECURITY                                          RATE         MATURITY         (000)
--------------------------------------------------------------------------------------------------
$   11,395   State (LIQ)(LOC - Rabobank Nederland N.V.) (a)    0.19%       8/01/2032    $   11,395
     2,500   State (LOC - Citibank, N.A.)                      0.06        5/01/2033         2,500
    14,600   Statewide Communities Dev. Auth. (LIQ)(LOC -
               Citibank, N.A.) (a)                             0.56       12/14/2016        14,600
     3,450   Statewide Communities Dev. Auth. (LOC -
               Comerica Bank, N.A.)                            0.07       12/01/2024         3,450
     9,870   Statewide Communities Dev. Auth. (LIQ)(LOC -
               Wells Fargo & Co.) (a)                          0.06        7/01/2030         9,870
     6,600   Statewide Communities Dev. Auth.                  0.04       11/01/2030         6,600
     2,400   Statewide Communities Dev. Auth. (LOC - Bank
               of America, N.A.)                               0.06       10/01/2036         2,400
    12,720   Statewide Communities Dev. Auth. (LIQ)(LOC -
               Wells Fargo & Co.) (a)                          0.09       10/01/2036        12,720
     6,000   Statewide Communities Dev. Auth. (LOC -
               Federal Home Loan Bank of San Francisco)        0.07        8/01/2037         6,000
     7,245   Statewide Communities Dev. Auth. (LIQ)(LOC -
               Bank of America, N.A.) (a)                      0.49        9/01/2038         7,245
     5,000   Statewide Communities Dev. Auth.                  0.05        4/01/2046         5,000
     4,400   Univ. of California Regents (LIQ) (a)             0.07        5/15/2030         4,400
                                                                                        ----------
                                                                                           298,894
                                                                                        ----------
             Total Variable-Rate Demand Notes (cost: $298,894)                             298,894
                                                                                        ----------
             PUT BONDS (3.5%)

             CALIFORNIA (3.5%)
    11,600   Statewide Communities Dev. Auth. (cost: $11,600)  0.24        4/01/2037        11,600
                                                                                        ----------
             FIXED-RATE INSTRUMENTS (4.5%)

             CALIFORNIA (4.5%)
    10,000   San Diego County Water Auth.                       0.14       8/08/2013        10,000
     5,000   State (NBGA)(LOC - Wells Fargo Bank, N.A.)         0.15       8/07/2013         5,000
                                                                                        ----------
             Total Fixed-Rate Instruments (cost: $15,000)                                   15,000
                                                                                        ----------
             ADJUSTABLE-RATE NOTES (1.8%)

             CALIFORNIA (1.8%)
     6,000   Golden Empire Schools Financing Auth.
               (cost: $6,000)                                   0.36       5/01/2014         6,000
                                                                                        ----------

             TOTAL INVESTMENTS (COST: $331,494)                                         $  331,494
                                                                                        ==========

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                                                   Portfolio of Investments |  4

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($ IN 000s)                                          VALUATION HIERARCHY
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                                         (LEVEL 1)        (LEVEL 2)       (LEVEL 3)
                                       QUOTED PRICES        OTHER        SIGNIFICANT
                                         IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                          MARKETS        OBSERVABLE         INPUTS
                                       FOR IDENTICAL        INPUTS
ASSETS                                     ASSETS                                                 TOTAL
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Variable-Rate Demand Notes             $          --     $    298,894    $         --     $     298,894
Put Bonds                                         --           11,600              --            11,600
Fixed-Rate Instruments                            --           15,000              --            18,345
Adjustable-Rate Notes                             --            6,000              --             6,000
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Total                                  $          --     $    331,494    $         --     $     331,494
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5  | USAA California Money Market Fund

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NOTES TO PORTFOLIO OF INVESTMENTS

June 30, 2013 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The information presented in this quarterly report pertains only to the USAA California Money Market Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Pursuant to Rule 2a-7 under the 1940 Act, securities in the Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

2. Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, under procedures to stabilize net asset value (NAV) and valuation procedures approved by the Board.

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6  | USAA California Money Market Fund

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B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments.

D. As of June 30, 2013, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $331,971,000 at June 30, 2013, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

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7  | USAA California Money Market Fund





ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.









SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended June 30, 2013

By:*     /S/ JAMES G. WHETZEL
         --------------------------------------------------------------
         Signature and Title:  James G. Whetzel, Secretary

Date:     08/19/13
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     08/20/13
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By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     08/19/13
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.